LEASES - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LEASES
Current portion of operating lease liabilities	¥ 962,275	$ 137,603	¥ 899,818
Non-current portion of operating lease liabilities	4,001,047	572,142	3,779,293
Current portion of finance lease liabilities	357,995	51,193	208,299
Non-current portion of finance lease liabilities	¥ 1,643,713	$ 235,048	¥ 1,532,309